Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Small Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 99.2%
Aerospace & Defense — 1.5%
Loar Holdings, Inc.*	9,550	$547,119
StandardAero, Inc.*	21,243	548,707
Voyager Technologies, Inc., Class A*	9,130	213,551
		1,309,377
Apparel — 1.5%
Gildan Activewear, Inc.	18,584	1,034,200
On Holding AG, Class A*	8,106	275,766
		1,309,966
Banks — 1.1%
The Bancorp, Inc.*	9,352	502,483
Walker & Dunlop, Inc.	9,763	433,282
		935,765
Biotechnology — 12.1%
89bio, Inc.*	32,354	11,000
Akero Therapeutics, Inc.(1),*	5,718	3,717
Biohaven Ltd.*	29,936	253,259
Bridgebio Pharma, Inc.*	18,590	1,380,493
Cogent Biosciences, Inc.*	9,790	376,817
Crinetics Pharmaceuticals, Inc.*	8,425	305,996
Edgewise Therapeutics, Inc.*	8,754	275,751
Ideaya Biosciences, Inc.*	15,925	530,621
Insmed, Inc.*	2,691	440,032
Ligand Pharmaceuticals, Inc.*	6,866	1,370,797
Metsera, Inc.*	9,038	44,286
Nuvalent, Inc., Class A*	4,284	438,896
Olema Pharmaceuticals, Inc.*	8,787	131,014
Praxis Precision Medicines, Inc.*	4,104	1,322,268
PTC Therapeutics, Inc.*	10,268	699,559
Revolution Medicines, Inc.*	9,346	908,899
Soleno Therapeutics, Inc.*	10,224	342,300
Structure Therapeutics, Inc., ADR*	7,229	348,438
Tarsus Pharmaceuticals, Inc.*	4,763	334,124
Travere Therapeutics, Inc.*	12,769	379,367
Tyra Biosciences, Inc.*	5,930	227,119
Xenon Pharmaceuticals, Inc.*	7,363	428,158
		10,552,911
Building Materials — 3.1%
Carlisle Cos., Inc.	1,695	565,486
Modine Manufacturing Co.*	3,824	828,699
SPX Technologies, Inc.*	6,442	1,288,013
		2,682,198
Chemicals — 1.8%
Perimeter Solutions, Inc.*	20,513	500,928
Sensient Technologies Corp.	12,828	1,108,852
		1,609,780
Commercial Services — 10.4%
Arlo Technologies, Inc.*	31,921	454,236
Bright Horizons Family Solutions, Inc.*	5,425	445,555
Colliers International Group, Inc.	3,739	399,662
Euronet Worldwide, Inc.*	10,495	696,553
GPGI, Inc.	16,790	287,109
Legence Corp., Class A*	23,799	1,343,692
Paylocity Holding Corp.*	5,732	619,285
	Number of Shares	Value†

Commercial Services — (continued)
Rentokil Initial PLC, ADR	52,189	$1,642,910
Shift4 Payments, Inc., Class A*	14,436	631,286
Stride, Inc.*	15,188	1,339,126
UL Solutions, Inc., Class A	6,912	592,427
WEX, Inc.*	4,169	638,024
		9,089,865
Computers — 1.1%
CACI International, Inc., Class A*	1,761	957,755
Cosmetics & Personal Care — 0.3%
Oddity Tech Ltd., Class A*	17,484	233,936
Distribution & Wholesale — 1.5%
Core & Main, Inc., Class A*	19,480	962,312
SiteOne Landscape Supply, Inc.*	2,732	363,656
		1,325,968
Diversified Financial Services — 3.4%
Cboe Global Markets, Inc.	4,339	1,219,563
Hamilton Lane, Inc., Class A	4,312	428,613
LPL Financial Holdings, Inc.	4,297	1,292,666
		2,940,842
Electric — 1.2%
NRG Energy, Inc.	7,388	1,079,682
Electrical Components & Equipment — 0.8%
Novanta, Inc.*	6,187	730,747
Electronics — 4.9%
Bel Fuse, Inc., Class B	6,500	1,286,870
Itron, Inc.*	4,626	414,629
Mirion Technologies, Inc.*	42,034	781,412
Napco Security Technologies, Inc.	11,349	447,037
OSI Systems, Inc.*	5,165	1,371,359
		4,301,307
Engineering & Construction — 1.5%
Sterling Infrastructure, Inc.*	3,162	1,287,788
Entertainment — 1.3%
Atlanta Braves Holdings, Inc., Class C*	13,520	577,304
Inspired Entertainment, Inc.*	35,331	251,910
Manchester United PLC, Class A*	17,477	293,963
		1,123,177
Environmental Control — 2.9%
CECO Environmental Corp.*	19,803	1,179,863
Clean Harbors, Inc.*	3,260	934,740
Montrose Environmental Group, Inc.*	20,271	443,732
		2,558,335
Food — 0.7%
Premium Brands Holdings Corp.	10,724	633,141
Food Service — 1.1%
Aramark	24,210	981,473
Healthcare Products — 6.8%
Glaukos Corp.*	18,395	1,980,406

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Small Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Products — (continued)
Globus Medical, Inc., Class A*	17,581	$1,514,779
ICU Medical, Inc.*	6,439	831,597
Lantheus Holdings, Inc.*	13,007	986,581
PROCEPT BioRobotics Corp.*	8,524	213,185
STERIS PLC	1,750	386,977
		5,913,525
Healthcare Services — 0.8%
HealthEquity, Inc.*	6,580	549,891
Lumexa Imaging Holdings, Inc.*	17,405	149,683
		699,574
Home Builders — 0.3%
Dream Finders Homes, Inc., Class A*	16,355	227,662
Insurance — 2.0%
Baldwin Insurance Group, Inc.*	11,825	259,440
Exzeo Group, Inc.*	17,070	250,417
Goosehead Insurance, Inc., Class A*	8,857	377,840
Palomar Holdings, Inc.*	3,356	401,042
RLI Corp.	7,938	452,784
		1,741,523
Internet — 0.6%
Ziff Davis, Inc.*	13,146	551,606
Machinery — Construction & Mining — 0.5%
Forgent Power Solutions, Inc.*	15,326	448,592
Machinery — Diversified — 3.6%
ATS Corp.*	20,531	578,694
CSW Industrials, Inc.	2,127	554,254
Gates Industrial Corp. PLC*	34,245	774,279
Kornit Digital Ltd.*	21,384	313,489
Zurn Elkay Water Solutions Corp.	19,888	891,778
		3,112,494
Miscellaneous Manufacturing — 2.6%
Enpro, Inc.	3,480	872,262
Entegris, Inc.	4,735	555,132
ITT, Inc.	4,306	820,422
		2,247,816
Oil & Gas — 2.4%
California Resources Corp.	8,955	619,865
Magnolia Oil & Gas Corp., Class A	48,107	1,518,738
		2,138,603
Packaging and Containers — 1.5%
Crown Holdings, Inc.	12,786	1,281,796
Pharmaceuticals — 5.9%
Ascendis Pharma A/S, ADR*	4,229	967,299
Centessa Pharmaceuticals PLC, ADR*	13,936	553,538
Madrigal Pharmaceuticals, Inc.*	1,420	743,327
Mirum Pharmaceuticals, Inc.*	13,851	1,279,555
Protagonist Therapeutics, Inc.*	9,494	1,000,668
Vaxcyte, Inc.*	10,315	599,405
		5,143,792
	Number of Shares	Value†

Retail — 1.9%
Casey's General Stores, Inc.	1,927	$1,402,586
Wingstop, Inc.	1,826	282,975
		1,685,561
Semiconductors — 4.3%
MACOM Technology Solutions Holdings, Inc.*	3,929	872,513
Nova Ltd.*	1,460	634,049
ON Semiconductor Corp.*	12,883	797,715
Tower Semiconductor Ltd.*	8,584	1,506,320
		3,810,597
Software — 10.6%
Alkami Technology, Inc.*	31,419	492,336
Asure Software, Inc.*	48,306	415,432
Blackbaud, Inc.*	11,412	440,617
Broadridge Financial Solutions, Inc.	5,300	861,144
Consensus Cloud Solutions, Inc.*	20,338	482,824
Dynatrace, Inc.*	16,695	617,381
Global-e Online Ltd.*	18,263	563,413
HeartFlow, Inc.*	21,969	534,506
Jack Henry & Associates, Inc.	2,966	468,747
PDF Solutions, Inc.*	24,634	805,778
Procore Technologies, Inc.*	5,707	325,299
SS&C Technologies Holdings, Inc.	24,245	1,638,235
The Descartes Systems Group, Inc.*	15,075	1,079,773
Waystar Holding Corp.*	24,155	582,377
		9,307,862
Telecommunications — 2.0%
AST SpaceMobile, Inc.*	11,085	918,614
Credo Technology Group Holding Ltd.*	8,897	835,161
		1,753,775
Transportation — 1.2%
Saia, Inc.*	3,010	1,057,353
TOTAL COMMON STOCKS (Cost $62,643,087)		86,766,144

REAL ESTATE INVESTMENT TRUSTS — 0.9%
Diversified — 0.9%
Lamar Advertising Co., Class A (Cost $366,071)	6,358	805,304

RIGHTS — 0.0%
OmniAb, Inc.*	3,339	2,790
OmniAb, Inc.*	3,339	2,531
TOTAL RIGHTS (Cost $8,727)		5,321
TOTAL INVESTMENTS — 100.1% (Cost $63,017,885)		$87,576,769
Other Assets & Liabilities — (0.1)%		(103,918)
TOTAL NET ASSETS — 100.0%		$87,472,851

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Small Cap Growth Fund

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
(1)	The value of this security was determined using significant unobservable inputs .
A/S— Aktieselskab.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
PLC— Public Limited Company.
Country Weightings as of 3/31/2026††
United States	88%
Canada	5
Israel	4
United Kingdom	2
Denmark	1
Total	100%
††	% of total investments as of March 31, 2026.
3